Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets and Goodwill
Schedule of intangible assets and goodwill
		December 31, 2022			December 31, 2021
	Weighted average amortization rate	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Software	20%	263,433	(182,711)	80,722	247,326	(151,281)	96,045
Customer Portfolio	8%	1,201,074	(377,891)	823,183	1,197,381	(275,276)	922,105
Trademarks	5%	631,582	(112,967)	518,615	632,016	(85,658)	546,358
Trade Agreement	8%	247,622	(28,795)	218,827	247,622	(4,127)	243,495
Platform content production	33%	123,251	(74,881)	48,370	73,877	(49,583)	24,294
Other Intangible assets	33%	39,422	(32,142)	7,280	39,421	(32,140)	7,281
In progress		18,958	-	18,958	3,991	-	3,991
Goodwill		3,711,721	-	3,711,721	3,694,798	-	3,694,798
		6,237,063	(809,387)	5,427,676	6,136,432	(598,065)	5,538,367

Schedule of changes in intangible assets and goodwill
	Software	Customer Portfolio	Trademarks	Trade Agreement	Platform content production	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2021 (i)	96,045	922,105	546,358	243,495	24,294	7,281	3,991	3,694,798	5,538,367
Additions	12,881	-	-	-	62,722	17	14,967	-	90,587
Additions through business combinations	3,225	3,833	-	-	-	-	-	16,923	23,981
Disposals	-	(140)	(434)	-	(13,348)	(15)	-	-	(13,937)
Amortization	(31,430)	(102,615)	(27,309)	(24,668)	(25,298)	(3)	-	-	(211,323)
As of December 31, 2022	80,722	823,183	518,615	218,827	48,370	7,280	18,958	3,711,721	5,427,676

(i)	Considers the review of goodwill and intangibles assets of the acquisition of EMME and Redação Nota Mil, acquired during the year 2021.

	Software	Customer Portfolio	Trademarks	Trade Agreement	Platform content production (i)	Other intangible assets	In progress	Goodwill (ii)	Total
As of December 31, 2020	83,414	928,858	573,586	-	23,821	6,243	999	3,307,805	4,924,726
Additions	25,560	-	-	-	20,808	39	9,509	-	55,916
Additions through business combinations	11,036	83,589	-	247,622	-	1,099	-	387,074	730,419
Amortization	(30,482)	(90,342)	(27,309)	(4,127)	(20,335)	(100)	-	-	(172,695)
Transfers	6,517	-	-	-	-	-	(6,517)	-	-
As of December 31, 2021	96,045	922,105	546,277	243,495	24,294	7,281	3,991	3,694,879	5,538,367

(i)	Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include “Plurall Digital Transformation” in the amount of R$ 20,808 million, and project related to learning systems, in the amount of R$ 9,509 million.
(ii)	The Company recognized R$ 387,074 as goodwill on SEL, Redação Nota 1000, EMME and De Gouges acquisition, see Note 5.

Schedule of goodwill allocated to each CGU
	December 31, 2022	December 31, 2021
Content and Edtech Platform	3,674,034	3,674,036
Digital Platform	37,687	20,843
	3,711,721	3,694,879

Schedule of key assumptions used for value-in-use calculations
		2022		2021
	Content and EdTech Platform	Digital Platform	Content and EdTech Platform	Digital Platform
Growth rate - %	13.70%	12.5%	14.40%	9.7%
Discount rate - %	12.10%	12.10%	10.81%	10.81%
Growth rate (%) in perpetuity	4.7%	4.7%	5.8%	5.8%
Years projected	8	8	8	8